Quarterly Report
May 31, 2025
MFS®  Blended Research®  Emerging Markets Equity Fund
BRK-Q3

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Airlines – 0.7%
Copa Holdings S.A., “A”	5,013	$540,301
Grupo Aeroportuario del Sureste, “B”	2,705	86,808
		$627,109
Alcoholic Beverages – 1.2%
Ambev S.A.	351,000	$861,007
Kweichow Moutai Co. Ltd., “A”	1,400	296,119
		$1,157,126
Automotive – 5.0%
BYD Co. Ltd.	34,000	$1,687,034
Geely Automobile Holdings Ltd.	89,000	198,434
Kia Corp.	4,462	287,519
Mahindra & Mahindra Ltd.	37,457	1,302,974
Maruti Suzuki India Ltd.	749	107,823
PT Astra International Tbk	2,120,200	631,244
Sinotruk Hong Kong Ltd.	67,000	168,496
Yutong Bus Co. Ltd., “A”	81,600	280,326
		$4,663,850
Biotechnology – 0.8%
Hugel, Inc. (a)	2,186	$524,836
WuXi Biologics (Cayman), Inc. (a)	67,000	211,484
		$736,320
Brokerage & Asset Managers – 0.3%
Korea Investment Holdings Co. Ltd.	3,159	$247,280
Business Services – 3.9%
Infosys Ltd.	62,851	$1,147,733
Tata Consultancy Services Ltd.	38,495	1,557,974
WNS (Holdings) Ltd. (a)	16,001	927,898
		$3,633,605
Chemicals – 0.9%
UPL Ltd.	116,599	$859,712
Computer Software – 1.2%
Kingsoft Corp.	201,200	$857,033
Totvs S.A.	37,100	273,798
		$1,130,831
Computer Software - Systems – 5.0%
Asustek Computer, Inc.	11,000	$227,094
Hon Hai Precision Industry Co. Ltd.	273,000	1,399,017
King Slide Works Co. Ltd.	5,000	336,144
Lenovo Group Ltd.	386,000	440,743
Samsung Electronics Co. Ltd.	49,910	2,033,009
Xiaomi Corp., “B” (a)	34,200	220,845
		$4,656,852
Construction – 3.1%
Anhui Conch Cement Co. Ltd.	233,500	$607,024
Midea Group Co. Ltd., “A” (a)	73,600	806,873
Techtronic Industries Co. Ltd.	34,000	378,515
Ultratech Cement Ltd.	5,718	749,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Zhejiang Supor Co. Ltd., “A”	44,500	$335,864
		$2,877,312
Consumer Products – 0.3%
AmorePacific Corp.	3,186	$308,740
Consumer Services – 0.3%
MakeMyTrip Ltd. (a)	2,642	$268,507
Electrical Equipment – 0.9%
Contemporary Amperex Technology Co. Ltd., “A”	10,900	$378,696
Havells India Ltd.	25,213	449,900
		$828,596
Electronics – 14.1%
Largan Precision Co. Ltd.	3,000	$229,484
MediaTek, Inc.	42,000	1,741,344
Realtek Semiconductor Corp.	13,000	232,581
SK Hynix, Inc.	5,299	785,421
SK Square Co. Ltd. (a)	5,044	419,694
Taiwan Semiconductor Manufacturing Co. Ltd.	307,000	9,762,080
		$13,170,604
Energy - Independent – 1.4%
Bharat Petroleum Corp. Ltd.	103,795	$386,191
Orlen S.A.	31,089	610,808
Reliance Industries Ltd.	17,242	286,289
		$1,283,288
Energy - Integrated – 3.7%
HD Hyundai Co. Ltd.	9,055	$733,089
MOL Hungarian Oil & Gas PLC	58,094	502,325
Petrobras	150,900	868,279
PetroChina Co. Ltd.	1,316,000	1,106,023
Petronet LNG Ltd.	71,969	258,441
		$3,468,157
Engineering - Construction – 0.2%
Doosan Bobcat, Inc.	5,864	$199,229
Entertainment – 0.5%
Pop Mart International Group Ltd.	16,200	$452,591
Food & Beverages – 2.6%
Arca Continental S.A.B. de C.V.	20,826	$228,994
AVI Ltd.	114,700	602,442
Gruma S.A.B. de C.V.	12,992	244,829
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	183,264	771,691
JBS S.A.	26,075	182,906
Orion Corp.	2,731	218,528
PT Indofood Sukses Makmur Tbk	361,100	174,565
		$2,423,955
Food & Drug Stores – 0.8%
Walmart de Mexico S.A.B. de C.V.	225,961	$742,097
Forest & Paper Products – 0.2%
Suzano S.A.	17,600	$152,783

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.1%
AIA Group Ltd.	38,600	$320,503
China Pacific Insurance Co. Ltd.	235,200	728,355
Chinatrust Financial Holding Co. Ltd.	614,000	829,474
DB Insurance Co. Ltd.	10,861	791,136
Samsung Fire & Marine Insurance Co. Ltd.	796	233,371
		$2,902,839
Interactive Media Services – 0.2%
NAVER Corp.	1,456	$197,869
Leisure & Toys – 7.0%
NetEase, Inc.	40,000	$972,823
Tencent Holdings Ltd.	88,600	5,584,732
		$6,557,555
Machinery & Tools – 0.5%
Delta Electronics, Inc.	36,000	$443,421
Major Banks – 3.5%
ABSA Group Ltd.	35,521	$342,361
Bandhan Bank Ltd.	332,547	661,363
National Bank of Greece S.A	105,600	1,258,987
Nedbank Group Ltd.	25,943	368,605
Woori Financial Group, Inc.	43,189	603,212
		$3,234,528
Metals & Mining – 2.9%
Alrosa PJSC (a)(u)	143,843	$0
Aluminum Corp. of China Ltd.	506,000	292,572
China Hongqiao Group Ltd.	297,000	527,144
Hindalco Industries Ltd.	67,556	500,108
Industries Qatar Q.P.S.C.	218,105	709,844
Vale S.A.	80,200	730,557
		$2,760,225
Network & Telecom – 0.6%
Accton Technology Corp.	23,000	$563,030
Oil Services – 0.3%
Samsung E&A Co. Ltd.	18,412	$290,252
Other Banks & Diversified Financials – 16.7%
Akbank T.A.S.	114,473	$149,146
Banco de Oro Unibank, Inc.	119,114	343,711
Bangkok Bank Public Co. Ltd.	108,000	467,169
Bank Negara Indonesia PT	1,142,700	314,962
Bank of Cyprus Holdings PLC	27,134	187,321
BNK Financial Group, Inc.	35,524	284,769
China Construction Bank Corp.	2,602,000	2,326,853
China Merchants Bank Co. Ltd.	157,000	974,298
Credicorp Ltd.	4,252	900,616
Emirates NBD Bank PJSC	218,879	1,334,846
HDFC Bank Ltd.	104,691	2,375,367
ICICI Bank Ltd.	10,627	180,304
Investec Ltd.	44,350	313,958
Kasikornbank Co. Ltd.	209,500	985,995
KB Financial Group, Inc.	15,408	1,159,685
Kotak Mahindra Bank Ltd.	26,998	654,546

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Old Mutual Ltd.	213,034	$138,251
Power Finance Corp. Ltd.	74,438	353,118
PT Bank Mandiri Tbk	1,190,900	387,463
Qifu Technology, Inc., ADR	9,023	370,845
REC Ltd.	67,816	318,812
Saudi Awwal Bank	60,970	548,489
Sberbank of Russia PJSC (a)(u)	177,552	0
Shinhan Financial Group Co. Ltd.	10,842	453,696
Turkiye Is Bankasi A.S., “C”	457,062	125,661
		$15,649,881
Pharmaceuticals – 2.6%
Gedeon Richter PLC	18,088	$526,257
Genomma Lab Internacional S.A., “B”	121,726	141,143
Lupin Ltd	7,384	168,924
Sun Pharmaceutical Industries Ltd.	59,102	1,158,627
WuXi AppTec Co. Ltd., “A”	48,500	426,166
		$2,421,117
Precious Metals & Minerals – 0.2%
Gold Fields Ltd.	10,071	$227,020
Real Estate – 1.5%
Emaar Properties PJSC	388,993	$1,392,665
Restaurants – 0.3%
Haidilao International Holding Ltd.	131,000	$250,528
Specialty Stores – 5.8%
Alibaba Group Holding Ltd.	168,900	$2,419,416
JD.com, Inc., “A”	28,678	465,808
Meituan, “B” (a)	89,260	1,543,695
Page Industries Ltd.	302	163,678
PDD Holdings, Inc., ADR (a)	8,363	807,113
		$5,399,710
Telecom Services – 2.3%
Advanced Info Service Public Co. Ltd.	74,200	$655,487
Etihad Etisalat Co.	27,499	436,859
Hellenic Telecommunications Organization S.A.	45,697	881,554
LG Uplus Corp.	16,497	153,049
		$2,126,949
Tobacco – 0.5%
ITC Ltd.	88,491	$432,295
Utilities - Electric Power – 1.5%
Enel Chile S.A.	3,307,834	$239,830
Korea Electric Power Corp.	25,724	565,864
Manila Electric Co.	26,410	260,337
Power Grid Corp. of India Ltd.	110,087	372,746
		$1,438,777
Utilities - Water – 0.5%
Companhia de Saneamento Basico do Estado de Sao Paulo	10,600	$217,541
Guangdong Investment Ltd.	304,000	247,353
		$464,894
Total Common Stocks		$90,642,099

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 2.2%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	11,312	$377,969
Energy - Independent – 0.6%
Raizen S.A.	1,750,660	$593,807
Major Banks – 0.6%
Banco Bradesco S.A.	180,500	$511,251
Metals & Mining – 0.6%
Gerdau S.A.	222,492	$593,234
Total Preferred Stocks		$2,076,261
Mutual Funds (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 4.35% (v)	1,552	$1,552

Other Assets, Less Liabilities – 0.7%		650,381
Net Assets – 100.0%		$93,370,293
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,552 and $92,718,360, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$6,423,886	$20,333,091	$—	$26,756,977
Taiwan	—	15,763,669	—	15,763,669
India	11,299,085	3,415,383	—	14,714,468
South Korea	8,243,252	2,624,965	—	10,868,217
Brazil	4,985,163	—	—	4,985,163
United Arab Emirates	2,727,511	—	—	2,727,511
Greece	2,140,541	—	—	2,140,541
Thailand	2,108,651	—	—	2,108,651
South Africa	1,992,637	—	—	1,992,637
Other Countries	9,686,701	973,825	0	10,660,526
Investment Companies	1,552	—	—	1,552
Total	$49,608,979	$43,110,933	$0	$92,719,912
For further information regarding security characteristics, see the Portfolio of Investments. At May 31, 2025, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2024.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,448,025	$14,175,379	$15,621,406	$(102)	$(344)	$1,552
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$32,979	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2025, are as follows:
China	28.6%
Taiwan	16.8%
India	15.7%
South Korea	11.6%
Brazil	5.3%
United Arab Emirates	2.9%
Greece	2.3%
Thailand	2.3%
South Africa	2.1%
Other Countries	12.4%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by

Supplemental Information (unaudited) – continued
the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.